Segmental reporting - Split of income by geographic region (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Total income	[1]	£ 10,790	£ 10,934
UK [member]
Disclosure of operating segments [line items]
Total income	[1]	5,365	5,527
Europe [member]
Disclosure of operating segments [line items]
Total income	[1]	959	1,042
Americas [member]
Disclosure of operating segments [line items]
Total income	[1]	3,956	3,966
Africa and middle east [member]
Disclosure of operating segments [line items]
Total income	[1]	144	103
Asia [member]
Disclosure of operating segments [line items]
Total income	[1]	£ 366	£ 296

[1]	The geographic region is based on counterparty location.